OPTIONS (Details Narrative) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPTIONS (Details)
Expense Related To Options Granted	$ 1.3	$ 2.3	$ 0.1
Unexercised Stock Options Expired	38,889